Dividend - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Dividend And Capital Restrictions [Line Items]
Accuring Dividend Payable Adjustments descripition	The Accruing Dividends payable may be adjusted as follows: (a) if the Participating Amount for the applicable Senior Preferred (calculated on a per share basis) would be greater than or equal to 4.5 times the Senior A Preferred Original Issue Price or the Senior B Preferred Original Issue Price, as applicable, then no Accruing Dividends would be paid with respect to such share of Senior Preferred; (b) if the Participating Amount for the applicable Senior Preferred (calculated on a per share basis) would be less than or equal to 3.5 times the Senior A Preferred Original Issue Price or the Senior B Preferred Original Issue Price, as applicable, then 100% of the Accruing Dividends would be paid with respect to such share of Senior Preferred; and (c) if the Participating Amount for the applicable Senior Preferred (calculated on a per share basis) would be greater than 3.5 times and less than 4.5 times (such applicable multiple, the “Special Multiple”) the Senior A Preferred Original Issue Price or the Senior B Preferred Original Issue Price, as applicable, then the amount of the aggregate Accruing Dividends paid with respect to such share of Senior Preferred would equal the product of (a) the Applicable Difference and (b) an amount equal to 100% of the Accruing Dividends (prior to giving effect to any adjustment). The “Applicable Difference” means an amount equal to the difference between 4.5 times and the Special Multiple.
Cumulative undeclared dividends		$ 14,837	$ 8,997
Senior preferred redeemed description		Shares of Senior Preferred shall be redeemed by the Company out of funds lawfully available therefore at a price per share equal to the greater of (i) the fair market value of the Senior Preferred as of the redemption date and (ii) the Senior Preferred Original Issue Price, together with any other dividends declared but unpaid thereon, and any Accruing Dividends accrued by unpaid thereon (the “Senior Preferred Redemption Price”), in three annual installments commencing 60 days after receipt by the Company at any time on or after October 27, 2021, from the holders of at least a majority of the then outstanding shares of Senior Preferred, of written notice requesting redemption of all (but not less than all) shares of Senior Preferred.
Senior A Redeemable Convertible Preferred Stock [Member]
Dividend And Capital Restrictions [Line Items]
Dividend Rate		8.00%
Senior B Redeemable Convertible Preferred Stock [Member]
Dividend And Capital Restrictions [Line Items]
Dividend Rate		8.00%